Income Taxes - Components of tax expense/benefit table (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
Current federal	$ 84		$ 0		$ 0
Deferred federal	(3,554)		(329)		(1,094)
Total federal	(3,470)		(329)		(1,094)
Current state and local	0		0		0
Deferred state and local	(213)		42		(176)
Total state and local	(213)		42		(176)
Current foreign	0		165
Deferred foreign	(1,006)		34
Total foreign	(1,006)		199
Current Income Tax Expense (Benefit)	84		165		0
Deferred Income Tax Expense (Benefit)	(4,773)		(253)		(1,270)
Income tax provision (benefit)	(4,689)	[1]	(88)	[1]	(1,270)	[1]
Current Tax Expense (Benefit) in Equity	0
Deferred Tax Expense (Benefit) in Equity	(3,616)
Tax Expense (Benefit) in Equity	(3,616)
Current Income Tax Expense (Benefit) Including Equity Effect	84
Deferred Income Tax Expense (Benefit) Including Equity Effect	(8,389)
Income Tax Expense (Benefit) Including Equity Effect	$ (8,305)

[1]	Income tax benefit is not allocated to the Company's Solar Energy segment.